Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about classes of share capital

	Ordinary shares of US$0.01 each	US$ in millions
Authorized
At January 1, 2019, December 31, 2019, December 31, 2020 and December 31, 2021	16,000,000,000	$160

Issued and fully paid
At January 1, 2019	8,080,603,691	$81
Shares issued upon exercise of share options	7,748,525	—
At December 31, 2019	8,088,352,216	81
Shares issued upon exercise of share options	1,766,550	—
At December 31, 2020	8,090,118,766	81
Shares issued upon exercise of share options	3,070,100	—
At December 31, 2021	8,093,188,866	$81